LINE OF CREDIT	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LINE OF CREDIT

7.	LINE OF CREDIT

The Company, Airspan Communications Limited, Airspan Networks (SG) Inc., Airspan Networks Ltd, Mimosa Networks, Inc. and Mimosa Networks International LLC were parties to a Second Amended and Restated Loan and Security Agreement with PWB and Ally. To secure its obligations under the PWB Facility, the Company and certain subsidiaries had granted PWB, as agent, a security interest in all of the Company’s and such subsidiaries’ assets, subject to certain exclusions.

There were several modifications and amendments to the PWB Facility during 2020 and 2019, including adding Airspan Networks Ltd and Mimosa Networks, Inc. as additional borrowers, and extending the maturity date to December 31, 2020. On November 20, 2018, in conjunction with the acquisition of Mimosa, the maximum limit was raised to $45.0 million and the PWB Facility was expanded to include a $15.0 million term loan. These amendments provided necessary waivers and modified the financial and funding covenants, as well as extension of its maturity dates. As of December 31, 2019, the maturity date of the PWB Facility was May 31, 2020, and during 2020, the maturity date was extended on various occasions to December 31, 2020.

To secure its obligations under the PWB Facility, the Company had granted PWB a security interest in all of the Company’s assets provided that the collateral did not include outstanding capital stock of any foreign subsidiary in excess of 65% of the voting power that each foreign subsidiary is entitled to vote. The Company established a lockbox account for the collection of its receivables at PWB which required the Company to classify the PWB Facility as a current liability. As of December 31, 2019, the Company was not in compliance with all debt covenant requirements.

At December 31, 2019, $32.8 million of indebtedness was outstanding under the PWB Facility. At December 31, 2019, the interest rate charged was 6.5% on the revolving part of the PWB Facility, which was the prime rate plus 1.0% and not less than 6%. As of December 31, 2019, there was no availability for use by the Company under PWB Facility. Interest during 2019 accrued at the PWB Prime Rate plus 2.75%, provided PWB Prime Rate is no lower than 7.75%, and was paid monthly. Repayments under the term loan began on December 1, 2019 at $417 thousand per month. In January 2020, the revolving part of the PWB Facility interest rate was modified to prime rate plus 1.0% and not less than 6%. In May 2020, the revolving part of the PWB Facility interest rate was modified to prime rate plus 2.0% and not less than 7%.

On December 30, 2020, PWB and Ally assigned their interests in the PWB Facility to new lenders pursuant to the Assignment Agreement and PWB entered into the Agent Resignation Agreement pursuant to which PWB resigned in its capacity as agent under all of the transaction documents and Fortress became the successor agent (as defined in the Agent Resignation Agreement), replacing PWB in such capacity under the PWB Facility. Also on December 30, 2020, Fortress, the lenders party thereto, the Company, Airspan IP Holdco LLC, Airspan Networks (SG) Inc., Mimosa Networks, Inc., Mimosa Networks International, LLC, Airspan Communications Limited, Airspan Networks LTD, and Airspan Japan K.K. entered into the Reaffirmation and Omnibus Amendment, pursuant to which the parties agreed to amend and restate the terms of the PWB Credit Facility to read as set forth in the Fortress Credit Agreement. The existing obligations under the PWB Facility were converted to and reconstituted as term loans under the Fortress Credit Agreement and the obligations thereunder increased. The borrower subsidiaries under the PWB Facility, together with certain other borrower subsidiaries, became guarantors and security parties under the Fortress Credit Agreement. See Note 10 for information regarding the Fortress Credit Agreement.